U.S. Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

1.     Name and address of Issuer:

       The Corporate Fund Accumulation Program
       P.O. Box 9011
       Princeton, N.J.  08543-9011

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):. [ ]

3.     Investment Company Act File Number: 811-2642

       Securities Act File Number: 2-57060

4(a.)  Last day of fiscal year for which this Form is filed:

       December 31, 2000

4(b.)  [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c.)  [ ] Check box if this is the last time the issuer will be filing this Form.

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5.     Calculation of registration fee:

       (i)    Aggregate sale price of securities sold
              during the fiscal year pursuant to section 24
              (f):                                               $0

       (ii)   Aggregate price of securities redeemed or
              repurchased during the fiscal year:                $14,238,734

       (iii)  Aggregate price of securities redeemed or
              repurchased during any prior fiscal year
              ending no earlier than October 11, 1995 that
              were not previously used to reduce
              registration fees payable to the Commission:       $59,788,464

       (iv)   Total available redemption credits [add items
              5 (ii) and 5 (iii)]:                               $74,027,198

       (v)    Net sales - if Item 5 (i) is greater than
              Item 5 (iv) [subtract Item 5 (iv) from Item 5
              (i)]:                                              $0

       (vi)   Redemption credits available for use in
              future years - if Item 5 (i) is less than
              Item 5 (iv) [subtract Item 5(iv) from Item 5
              (i)]:                                              $74,027,198

       (vii)  Multiplier for determining registration fee
              (See instruction C.9):                             x .000278

       (viii) Registration fee due [multiply Item 5(v) by
              Item 5 (vii)] (enter "0" if no fee is due):        = $0

6.     Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities (number of shares or other units) deducted here: 426,292
       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 1,303,909

7.     Interest due - if this Form is being filed
       more than 90 days after the end of the
       issuer's fiscal year (see instruction D):                 + $ 0

8.     Total of the amount of the registration fee
       due plus any interest due [line 5 (viii) plus
       line 7]:                                                  = $ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:

          [ ]  Wire Transfer

          [ ]  Mail or other means


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By /s/ Phillip S. Gillespie
   --------------------------------------
   Phillip S. Gillespie, Secretary


Date: March 26, 2001